Hoya Capital Housing ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Home Building Products & Materials — 16.1%
3,690	A.O. Smith Corporation	$278,078
3,728	Beacon Roofing Supply, Inc. (a)	299,582
2,147	Builders FirstSource, Inc. (a)	287,934
5,928	Carrier Global Corporation	308,019
882	Cavco Industries, Inc. (a)	249,412
3,795	Century Communities, Inc.	273,771
1,485	Eagle Materials, Inc.	268,859
2,280	Installed Building Products, Inc.	343,163
7,658	Leggett & Platt, Inc.	175,138
894	Lennox International, Inc.	363,554
2,125	LGI Homes, Inc. (a)	250,899
4,191	Louisiana-Pacific Corporation	255,609
4,869	Masco Corporation	294,818
2,262	Owens Corning	306,682
5,368	PotlatchDeltic Corporation	246,069
2,010	Simpson Manufacturing Company, Inc.	335,610
3,745	Skyline Champion Corporation (a)	225,412
1,192	TopBuild Corporation (a)	352,570
761	Watsco, Inc.	290,877
8,563	Weyerhaeuser Company	268,450
		5,674,506
	Home Furnishings & Home Goods — 15.2%
2,175	Amazon.com, Inc. (a)	317,746
4,703	American Woodmark Corporation (a)	340,497
10,767	AZEK Company, Inc. (a)	371,354
526	Costco Wholesale Corporation	311,781
2,817	Floor & Decor Holdings, Inc. - Class A (a)	258,347
9,428	La-Z-Boy, Inc.	331,771
23,773	Masterbrand, Inc. (a)	319,034
2,697	Mohawk Industries, Inc. (a)	238,172
1,903	PPG Industries, Inc.	270,207
977	RH (a)	263,761
1,110	Sherwin-Williams Company	309,468
13,498	Sleep Number Corporation (a)	136,870
6,816	Tempur Sealy International, Inc.	274,821
4,715	Trex Company, Inc. (a)	331,323
1,720	Walmart, Inc.	267,787
7,242	Wayfair, Inc. - Class A (a)	404,104
1,913	Whirlpool Corporation	208,326
2,223	Williams-Sonoma, Inc.	416,900
		5,372,269
	Home Improvement Retailers — 5.7%
3,364	Home Depot, Inc.	1,054,581
4,809	Lowe's Companies, Inc.	956,173
		2,010,754
	Homebuilders — 16.2%
4,600	DR Horton, Inc.	587,282
11,231	KB Home	585,135
4,538	Lennar Corporation - Class A	580,501
12,156	MDC Holdings, Inc.	538,025
4,172	Meritage Homes Corporation	589,504
88	NVR, Inc. (a)	541,674
7,446	PulteGroup, Inc.	658,376
11,438	Taylor Morrison Home Corporation (a)	515,854
7,523	Toll Brothers, Inc.	646,150
16,967	Tri Pointe Homes, Inc. (a)	495,097
		5,737,598
	Mortgage Lenders & Servicers — 10.9%
24,535	AGNC Investment Corporation	216,399
11,951	Annaly Capital Management, Inc.	215,955
17,809	Arbor Realty Trust, Inc.	222,256
7,745	Bank of America Corporation	236,145
45,623	Chimera Investment Corporation	237,696
8,081	Citizens Financial Group, Inc.	220,369
1,608	JPMorgan Chase & Company	250,977
18,809	PennyMac Mortgage Investment Trust	264,078
1,810	PNC Financial Services Group, Inc.	242,468
27,068	Rithm Capital Corporation	280,966
27,758	Rocket Companies, Inc. - Class A (a)	259,259
12,609	Starwood Property Trust, Inc.	250,541
7,159	Truist Financial Corporation	230,090
18,090	Two Harbors Investment Corporation	250,727
44,504	UWM Holdings Corporation	242,547
5,325	Wells Fargo & Company	237,442
		3,857,915
	Property, Title & Mortgage Insurance — 5.7%
1,919	Allstate Corporation	264,573
6,319	Fidelity National Financial, Inc.	283,343
3,998	First American Financial Corporation	238,281
14,606	MGIC Investment Corporation	256,920
8,772	Old Republic International Corporation	257,107
1,655	Progressive Corporation	271,469
8,612	Radian Group, Inc.	221,415
1,237	Travelers Companies, Inc.	223,427
		2,016,535
	Real Estate Technology, Brokerage & Services — 3.1%
35,793	Anywhere Real Estate, Inc. (a)	192,566
2,767	CoStar Group, Inc. (a)	229,772
78,001	Matterport, Inc. (a)	196,563
11,539	RE/MAX Holdings, Inc. - Class A	106,159
22,184	Redfin Corporation (a)	154,622
4,814	Zillow Group, Inc. - Class C (a)	197,085
		1,076,767
	Residential REITs & Real Estate Operators — 26.6%(b)
14,771	American Homes 4 Rent - Class A	535,744
14,148	Apartment Income REIT Corporation	440,286
2,846	AvalonBay Communities, Inc.	492,187
4,721	Camden Property Trust	426,117
10,984	CubeSmart	436,724
7,748	Equity LifeStyle Properties, Inc.	550,883
8,212	Equity Residential	466,770
2,351	Essex Property Trust, Inc.	501,844
3,343	Extra Space Storage, Inc.	435,158
29,321	Independence Realty Trust, Inc.	399,352
14,865	Invitation Homes, Inc.	495,896
3,380	Mid-America Apartment Communities, Inc.	420,742
12,019	NexPoint Residential Trust, Inc.	365,979
1,728	Public Storage	447,137
3,856	Sun Communities, Inc.	498,735
62,060	Tricon Residential, Inc.	489,033
12,415	UDR, Inc.	414,661
32,130	UMH Properties, Inc.	453,676
11,424	Ventas, Inc.	523,676
6,596	Welltower, Inc.	587,705
		9,382,305
	TOTAL COMMON STOCKS (Cost $36,962,796)	35,128,649

	SHORT-TERM INVESTMENTS — 0.4%
131,070	First American Government Obligations Fund - Class X, 5.29% (c)	131,070
	TOTAL SHORT-TERM INVESTMENTS (Cost $131,070)	131,070

	TOTAL INVESTMENTS (Cost $37,093,866) — 99.9%	35,259,719
	Other Assets in Excess of Liabilities — 0.1%	28,739
	NET ASSETS — 100.0%	$35,288,458

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

(a) Non-income producing security.
(b) The Fund’s Index, and consequently the Fund, is expected to concentrate its investments in the U.S. residential housing industry. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
(c) Rate shown is the annualized seven-day yield as of November 30, 2023.

REIT Real Estate Investment Trust.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Hoya Capital Housing ETF
Assets^	Level 1	Level 2	Level 3	Total

Common Stocks	$35,128,649	$–	$–	$35,128,649
Short-Term Investments	131,070	–	–	131,070
Total Investments in Securities	$35,259,719	$–	$–	$35,259,719

^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.